TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 2,324,000	$ 2,691,000	$ 2,986,000
Prepayments of impairment	0	482,000	$ 583,000
Finance lease receivable	155,000	170,000
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 36,000	$ 84,000